UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.1%
U.S. Government Agencies — 44.3%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.830%)	2.170%	9/12/18	$35,000,000	$35,000,227	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.095%)	2.177%	10/3/18	39,175,000	39,175,182	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.300%)	2.391%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	1.980%	1/14/19	55,000,000	54,998,978	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.120%)	1.955%	1/30/19	155,000,000	154,993,448	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	2.156%	3/12/19	100,000,000	99,997,354	(a)
Federal Farm Credit Bank (FFCB) (6 mo. USD LIBOR - 0.360%)	2.050%	3/22/19	100,000,000	99,996,189	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.080%)	2.171%	3/25/19	25,000,000	24,999,294	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.895%	4/10/19	205,000,000	204,993,696	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.895%	4/11/19	60,000,000	59,998,168	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.100%)	1.967%	4/12/19	100,000,000	99,995,864	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate)	1.920%	4/15/19	125,000,000	124,992,226	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.910%	6/3/19	100,000,000	99,995,663	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	2.176%	8/8/19	67,260,000	67,253,614	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	8/16/19	17,950,000	17,949,983	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	9/13/19	23,000,000	22,999,979	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	2.186%	9/20/19	79,400,000	79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.910%	9/27/19	100,000,000	99,983,884	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	10/10/19	80,000,000	79,991,912	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	11/15/19	175,000,000	175,000,000	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.090%)	1.979%	1/21/20	115,000,000	115,000,356	(a)

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	13

Schedule of investments (cont’d)

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.115%	1/27/20	$125,000,000	$125,186,399	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.085%)	1.995%	2/6/20	25,000,000	24,998,149	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.920%)	2.080%	2/10/20	50,000,000	49,978,517	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.113%	2/10/20	25,310,000	25,357,375	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.119%	2/21/20	32,635,000	32,697,170	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.080%)	1.985%	3/27/20	48,500,000	48,496,250	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	1.448%	9/7/18	65,000,000	64,984,508	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.914-1.919%	9/26/18	40,000,000	39,947,049	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.015%	10/16/18	20,000,000	19,950,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.724%	10/19/18	25,000,000	24,943,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.725%	10/29/18	145,000,000	144,602,861	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.645%	10/30/18	50,000,000	49,867,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.513%	11/2/18	20,000,000	19,948,678	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.050%	11/9/18	65,000,000	64,745,850	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.757%	11/16/18	25,000,000	24,908,694	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.788%	11/19/18	15,000,000	14,942,067	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.758-1.789%	11/28/18	65,000,000	64,721,456	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.779%	11/30/18	50,000,000	49,781,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.052-2.125%	12/17/18	45,000,000	44,724,475	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.159%	1/7/19	25,000,000	24,809,778	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.148%	1/10/19	50,000,000	49,612,458	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.157-2.174%	1/24/19	120,000,000	118,968,889	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.167-2.192%	1/25/19	65,000,000	64,431,614	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.232%	2/22/19	50,000,000	49,468,334	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.050%)	2.115%	10/26/18	44,000,000	43,999,998	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.030%)	2.047%	1/18/19	190,000,000	189,999,952	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.155%)	2.187%	1/24/19	90,000,000	90,010,308	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	2.000%	2/4/19	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.987%	3/14/19	110,000,000	110,000,073	(a)

See Notes to Financial Statements.

14	Government Portfolio 2018 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.985%	4/26/19	$31,500,000	$31,500,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.105%)	1.960%	5/28/19	100,000,000	100,000,103	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.160%)	2.151%	5/28/19	100,000,000	100,021,372	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.928-1.939%	9/24/18	200,000,000	199,753,389	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.000%	10/19/18	69,000,000	68,817,840	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.020%	10/23/18	100,000,000	99,711,111	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.049%	11/7/18	100,000,000	99,620,706	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.031%	12/13/18	70,000,000	69,599,444	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.065%)	2.001%	1/23/20	50,000,000	50,017,394	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.901%	9/7/18	100,000,000	99,968,334	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.933%	9/14/18	125,000,000	124,912,882	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR - 0.100%)	1.983%	8/8/19	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.928%	9/24/18	25,000,000	24,969,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.923%	9/25/18	100,000,000	99,872,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.984-1.998%	10/26/18	231,942,000	231,240,199	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.019-2.024%	11/5/18	97,655,000	97,300,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.041%	11/13/18	135,000,000	134,444,287	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.060%	11/20/18	70,000,000	69,681,111	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.091-2.106%	11/29/18	556,276,000	553,410,376	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.250%)	2.081%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	1.867%	9/10/18	250,000,000	249,883,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.909%	9/19/18	135,966,000	135,836,832	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.994%	10/17/18	311,250,000	310,460,947	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.985%	10/24/18	36,979,000	36,871,478	(b)

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	15

Schedule of investments (cont’d)

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	2.005%	10/31/18	$100,000,000	$99,667,500	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.038%	11/5/18	175,000,000	174,358,577	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.050%	11/14/18	37,500,000	37,342,827	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.061%	11/21/18	50,000,000	49,769,375	(b)
Federal National Mortgage Association (FNMA), Notes (1 mo. USD LIBOR)	2.065%	2/28/19	37,590,000	37,618,401	(a)
Total U.S. Government Agencies				7,284,448,462
U.S. Treasury Bills — 8.9%
U.S. Treasury Bills	1.901%	9/13/18	75,000,000	74,952,500	(b)
U.S. Treasury Bills	1.884%	9/20/18	100,000,000	99,901,042	(b)
U.S. Treasury Bills	1.885-1.928%	9/27/18	577,243,000	576,448,678	(b)
U.S. Treasury Bills	2.032%	11/15/18	125,000,000	124,475,260	(b)
U.S. Treasury Bills	2.094%	12/20/18	150,000,000	149,050,104	(b)
U.S. Treasury Bills	2.105-2.107%	1/3/19	250,000,000	248,203,894	(b)
U.S. Treasury Bills	2.128-2.139%	1/10/19	200,000,000	198,462,570	(b)
Total U.S. Treasury Bills				1,471,494,048
U.S. Treasury Notes — 5.8%
U.S. Treasury Notes	1.375%	9/30/18	100,000,000	99,982,812
U.S. Treasury Notes	0.750%	10/31/18	150,000,000	149,686,985
U.S. Treasury Notes	1.375%	11/30/18	100,000,000	99,889,122
U.S. Treasury Notes	1.375%	12/31/18	100,000,000	99,759,074
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.124%	4/30/20	100,000,000	99,999,722	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.134%	7/31/20	400,000,000	400,038,721	(a)
Total U.S. Treasury Notes				949,356,436
Repurchase Agreements — 40.1%
Bank of America N.A. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $300,065,000; (Fully collateralized by various U.S. government obligations, 0.375% to 2.125% due 8/15/21 to 7/15/23; Market value — $306,000,028)	1.950%	9/4/18	300,000,000	300,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $500,106,111; (Fully collateralized by various U.S. government obligations, 0.000% to 3.875% due 9/27/18 to 5/15/48; Market value — $510,000,026)	1.910%	9/4/18	500,000,000	500,000,000

See Notes to Financial Statements.

16	Government Portfolio 2018 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Barclays Capital Inc. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $600,129,333; (Fully collateralized by various U.S. government obligations, 0.000% to 3.000% due 11/15/18 to 5/15/48; Market value — $613,699,687)	1.940%	9/4/18	$600,000,000	$600,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $650,141,556; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 4/15/19 to 11/15/47; Market value — $663,144,429)	1.960%	9/4/18	650,000,000	650,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $750,162,500; (Fully collateralized by U.S. government obligations, 0.125% to 2.750% due 7/15/26 to 2/15/28; Market value — $765,000,030)	1.950%	9/4/18	750,000,000	750,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $5,000,972; (Fully collateralized by U.S. government obligation, 2.125% due 11/30/24; Market value — $5,001,021)	1.750%	9/4/18	5,000,000	5,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $22,562,507; (Fully collateralized by various U.S. government obligations, 0.125% to 1.500% due 4/15/19 to 5/31/19; Market value — $23,012,119)	1.000%	9/4/18	22,560,000	22,560,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $125,025,000; (Fully collateralized by various U.S. government obligations, 1.750% to 1.875% due 3/31/22 to 5/31/22; Market value — $127,502,188)	1.800%	9/4/18	125,000,000	125,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $200,041,778; (Fully collateralized by U.S. government obligation, 1.875% due 3/31/22; Market value — $204,001,733)	1.880%	9/4/18	200,000,000	200,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $500,106,667; (Fully collateralized by U.S. government obligation, 2.500% due 3/31/23; Market value — $510,001,964)	1.920%	9/4/18	500,000,000	500,000,000
ING U.S. Funding LLC tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $500,105,556; (Fully collateralized by various U.S. government obligations, 0.000% to 6.625% due 9/30/18 to 2/15/48; Market value — $510,000,046)	1.900%	9/4/18	500,000,000	500,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $450,094,500; (Fully collateralized by various U.S. government obligations, 0.000% to 4.750% due 9/30/18 to 8/15/47; Market value — $459,000,099)	1.890%	9/4/18	450,000,000	450,000,000

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	17

Schedule of investments (cont’d)

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Royal Bank of Canada tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $350,073,500; (Fully collateralized by various U.S. government obligations, 0.125% to 2.875% due 4/15/19 to 4/30/25; Market value — $357,000,096)	1.890%	9/4/18	$350,000,000	$350,000,000
Societe Generale NY tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $800,174,222; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 12/14/18 to 2/15/48; Market value — $816,000,019)	1.960%	9/4/18	800,000,000	800,000,000
Toronto Dominion Bank NY tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $150,032,333; (Fully collateralized by various U.S. government obligations, 2.125% to 2.750% due 7/31/20 to 11/15/27; Market value — $153,000,027)	1.940%	9/4/18	150,000,000	150,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $700,150,889; (Fully collateralized by various U.S. government obligations, 0.000% to 6.875% due 10/11/18 to 5/15/46; Market value — $714,000,007)	1.940%	9/4/18	700,000,000	700,000,000
Total Repurchase Agreements				6,602,560,000
Total Investments — 99.1% (Cost — $16,307,858,946#)				16,307,858,946
Other Assets in Excess of Liabilities — 0.9%				140,792,946
Total Net Assets — 100.0%				$16,448,651,892

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

18	Government Portfolio 2018 Annual Report

Statement of assets and liabilities

August 31, 2018

Assets:
Investments, at value	$9,705,298,946
Repurchase agreements, at value	6,602,560,000
Cash	131,789,673
Interest receivable	9,648,527
Total Assets	16,449,297,146

Liabilities:
Trustees’ fees payable	55,718
Accrued expenses	589,536
Total Liabilities	645,254
Total Net Assets	$16,448,651,892

Represented by:
Paid-in capital	$16,448,651,892

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	19

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Interest	$278,104,890

Expenses:
Investment management fee (Note 2)	18,912,083
Fund accounting fees	1,061,934
Trustees’ fees	525,682
Legal fees	405,473
Interest expense	279,981
Audit and tax fees	37,743
Custody fees	37,496
Miscellaneous expenses	126,779
Total Expenses	21,387,171
Less: Fee waivers and/or expense reimbursements (Note 2)	(18,912,083)
Net Expenses	2,475,088
Net Investment Income	275,629,802
Net Realized Loss on Investments	(1,280,678)
Increase in Net Assets From Operations	$274,349,124

See Notes to Financial Statements.

20	Government Portfolio 2018 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$275,629,802	$154,548,675
Net realized loss	(1,280,678)	(488,341)
Increase in Net Assets From Operations	274,349,124	154,060,334

Capital Transactions:
Proceeds from contributions	77,032,031,956	69,074,507,294
Value of withdrawals	(81,137,495,899)	(66,247,688,127)
Increase (Decrease) in Net Assets From Capital Transaction	(4,105,463,943)	2,826,819,167
Increase (Decrease) in Net Assets	(3,831,114,819)	2,980,879,501

Net Assets:
Beginning of year	20,279,766,711	17,298,887,210
End of year	$16,448,651,892	$20,279,766,711

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	21

Financial highlights

For the years ended August 31:
	2018	2017	2016	2015	2014

Net assets, end of year (millions)	$16,449	$20,280	$17,299	$11,778	$16,077
Total return[1]	1.50%	0.68%	0.32%	0.10%	0.05%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.05
Net investment income	1.46	0.67	0.32	0.10	0.04

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Government Portfolio 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Government Portfolio 2018 Annual Report	23

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,307,858,946	—	$16,307,858,946

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

24	Government Portfolio 2018 Annual Report

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $18,912,083.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2018, the Portfolio did not invest in derivative instruments.

Government Portfolio 2018 Annual Report	25

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 18, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

26	Government Portfolio 2018 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Government Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Government Portfolio	27

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

28	Government Portfolio

Independent Trustees† cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

Government Portfolio	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

30	Government Portfolio

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Government Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

32	Government Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2017 and August 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $176,650 in August 31, 2017 and $180,150 in August 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2017 and $13,865 in August 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $ 24,120 in August 31, 2017 and $20,500 in August 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2017 and August 31, 2018; Tax Fees were 100% and 100% for August 31, 2017 and August 31, 2018; and Other Fees were 100% and 100% for August 31, 2017 and August 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in August 31, 2017 and $432,645 in August 31, 2018.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018